OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Unsecured debentures - 2021	$ 8,081	$ 6,587
Term loan	8,876
Lease obligation	1,653	1,883
Vehicles	45	69
Current portion of other long-term liabilities	(4,866)	7,036
Current portion of other long-term liabilities	4,866	(7,036)
Other long-term liabilities	$ 13,789	$ 1,503